Supplement Dated June 2, 2015

To the Current Prospectus and Statement of Additional Information

Voya GoldenSelect Granite PrimElite

Issued by Voya Insurance and Annuity Company

Through Its Separate Account B

This supplement updates the prospectus and statement of additional information (“SAI”) for your variable annuity contract and any subsequent supplements thereto.  Please read it carefully and keep it with your copy of the prospectus and SAI for future reference.  If you have any questions, please call Customer Service at 1‑800‑366‑0066.

NOTICE OF AND IMPORTANT INFORMATION REGARDING A FUND SUBSTITUTION

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the ClearBridge Variable Large Cap Value Portfolio.

The Securities and Exchange Commission issued an order to permit Voya Insurance and Annuity Company (the "Company") and its Separate Account B (the "Separate Account") to replace, effective on or about the close of business on August 14, 2015 (the “Substitution Effective Date”), the following "Existing Fund" with the corresponding "Replacement Fund":

Existing Fund	Replacement Fund
ClearBridge Variable Large Cap Value Portfolio	Voya RussellTM Large Cap Value Index Portfolio (Class I)

In connection with the substitution, the Voya RussellTM Large Cap Value Index Portfolio (Class I) will be added as an available option on the Substitution Effective Date.

The following lists important information regarding the upcoming fund substitution:

•         Prior to the Substitution Effective Date, and for thirty days thereafter you may transfer amounts allocated to the subaccount that invests in the Existing Fund to any other available subaccount or any available fixed account free of charge, and any such transfer will not count as a transfer when imposing any applicable restrictions or limits on transfers (other than restrictions related to frequent or disruptive transfers).  Withdrawals may be taken during the same period, but only in accordance with and subject to the terms and conditions of your Contract.

•         On the Substitution Effective Date, your investment in the subaccount that invests in the Existing Fund will automatically become an investment in the subaccount that invests in the Replacement Fund with an equal total net asset value.

•         You will not incur any fees or charges or any tax liability because of the substitution, and your Contract value immediately before the substitution will equal your Contract value immediately after the substitution.

•         The overall fees and expenses of the Replacement Fund are less than those of the Existing Fund.  The Replacement Fund’s fees and expenses, investment objective and information about the Replacement Fund's investment adviser/subadviser are more fully described in the Replacement Fund’s summary prospectus.

•         Prior to the Substitution Effective Date you will be sent a summary prospectus for the Replacement Fund.  Read this summary prospectus carefully before deciding what to do with amounts allocated to the Subaccount that invests in the Replacement Fund.  If you have not received one, or if you need another copy, please contact Customer Service at 1-800-366-0066.

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•         After the Substitution Effective Date, the subaccount investing in the Existing Fund will no longer be available through the Contract and there will be no further disclosure regarding it in any future Contract prospectus or supplements to the Contract prospectus.  Unless you provide us with alternative allocation instructions, after the Substitution Effective Date all allocations directed to the subaccount that invested in the Existing Fund will be automatically allocated to the subaccount that invests in the Replacement Fund.  You may give us alternative allocation instructions at any time by contacting Customer Service at 1-800-366-0666.

Important Information Regarding the Company

Information about the Voya Insurance and Annuity Company found in your prospectus and/or Statement of Additional Information is deleted and replaced with the following:

We are an Iowa stock life insurance company, which was originally organized in 1973 under the insurance laws of Minnesota.  Prior to September 1, 2014 we were known as ING USA Annuity and Life Insurance Company.  Prior to January 1, 2004, we were known as Golden American Life Insurance Company.  We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc.  In May 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol "VOYA" and Voya completed its initial public offering of common stock.

Prior to March 9, 2015, Voya was an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. On March 9, 2015, ING completed a public secondary offering of Voya common stock (the “March 2015 Offering”) and also completed the sale of Voya common stock to Voya pursuant to the terms of a share repurchase agreement (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING has exited its stake in Voya common stock. As a result of the completion of the March 2015 Transactions, ING has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya together with its subsidiaries, including the Company by the end of 2016.

We are authorized to sell insurance and annuities in all states, except New York, and the District of Columbia.  Although we are a subsidiary of Voya, Voya is not responsible for the obligations under the Contract.  The obligations under the Contract are solely the responsibility of Voya Insurance and Annuity Company.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Important Information Regarding the Investment Portfolios

Open Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract.  You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.  There is no assurance that any of the funds will achieve their respective investment objectives.  Shares of the funds will rise and fall in value and you could lose money by investing in the funds.  Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency.  Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

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The following table reflects the investment portfolios that are open and available to new premiums and transfers under your Contract along with each portfolio’s investment adviser/subadviser and investment objective.  Please refer to the funds prospectuses for more detailed information.  Fund prospectuses may be obtained free of charge from Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov), or by contacting the SEC Public Reference Room at (202) 942-8090 or call (800) SEC-0330.  You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an email request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, 100 F Street, N.E., Room 1580, Washington, D.C.  20549-0102.  If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

Fund Name and Investment Adviser/Subadviser	Investment Objective
ClearBridge Variable Large Cap Value Portfolio Investment Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	Seeks long-term growth of capital as its primary investment objective. Current income is a secondary objective.
Voya Growth and Income Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya Index Plus LargeCap Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P 500® Index, while maintaining a market level of risk.
Voya Index Plus MidCap Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the Standard and Poor’s MidCap 400 Index, while maintaining a market level of risk.
Voya Index Plus SmallCap Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the Standard and Poor’s SmallCap 600 Index, while maintaining a market level of risk.
Voya Intermediate Bond Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya International Index Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Voya Large Cap Growth Portfolio (Class ADV) Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.

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Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya Liquid Assets Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks high level of current income consistent with the preservation of capital and liquidity.
Voya MidCap Opportunities Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya Retirement Growth Portfolio (Class ADV) Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Growth Portfolio.

Voya Retirement Moderate Growth Portfolio (Class ADV) Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Portfolio but less than that of Voya Retirement Growth Portfolio.

Voya Retirement Moderate Portfolio (Class ADV) Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Conservative Portfolio but less than that of Voya Retirement Moderate Growth Portfolio.

Voya RussellTM Large Cap Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.

Voya Russell™ Large Cap Value Index Portfolio (Class I)*

Investment Adviser: Voya Investments, LLC

Subadviser: Voya Investment Management Co. LLC

* Effective on or about the close of business on August 14, 2015, and in connection with the substitution, this fund will be added as an available investment option.

Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.
VY® Clarion Real Estate Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: CBRE Clarion Securities LLC	Seeks total return including capital appreciation and current income.
VY® Invesco Comstock Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks capital growth and income.

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Fund Name and Investment Adviser/Subadviser	Investment Objective
VY® Invesco Equity and Income Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks total return, consisting of long-term capital appreciation and current income.
VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks long-term growth of capital and income.
VY® Morgan Stanley Global Franchise Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Morgan Stanley Investment Management Inc.	A non-diversified Portfolio that seeks long-term capital appreciation.

Western Asset Core Plus VIT Portfolio (formerly Western Asset Variable High Income Portfolio) (Class I)

Investment Adviser: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company and Western Asset Management Company Limited in London, Western Asset Management Company Ltd. And Western Asset Management Company Pte Ltd. (Formerly, Western Asset Management Company and Western Asset Management Company Limited)

Effective April 15, 2015, the Portfolio was renamed and had a change to the Subadvisers and to the Investment Objective.

Seeks to maximize total return, consistent with prudent investment management and liquidity needs. (Formerly, Seeks to provide high current income as its primary objective and capital appreciation as its secondary objective.)

The following investment portfolio is closed to new premiums and transfers.  Contract owners who have value in the investment portfolio listed below may leave their contract value in the investment.

Closed Investment Portfolio
Voya Growth and Income Portfolio (Class I)	Voya International Index Portfolio (Class S)

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